UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

March 31, 2019 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 99.5%(a)
U.S. Treasury Bill, 2.41%, 04/04/19	$1,000,000	$999,804
U.S. Treasury Bill, 2.42%, 04/04/19	2,000,000	1,999,607
U.S. Treasury Bill, 2.44%, 04/04/19	570,000	569,888
U.S. Treasury Bill, 2.45%, 04/04/19(b)	175,000	174,966
U.S. Treasury Bill, 2.38%, 04/11/19(b)	235,000	234,845
U.S. Treasury Bill, 2.40%, 04/11/19	145,000	144,905
U.S. Treasury Bill, 2.41%, 04/11/19	1,050,000	1,049,309
U.S. Treasury Bill, 2.42%, 04/11/19(b)	2,200,000	2,198,552
U.S. Treasury Bill, 2.43%, 04/11/19(b)	625,000	624,589
U.S. Treasury Bill, 2.40%, 04/18/19	2,000,000	1,997,771
U.S. Treasury Bill, 2.42%, 04/18/19	2,050,000	2,047,715
U.S. Treasury Bill, 2.40%, 04/25/19	1,500,000	1,497,666
U.S. Treasury Bill, 2.41%, 04/25/19(b)	2,860,000	2,855,550
U.S. Treasury Bill, 2.39%, 05/02/19	1,000,000	997,982
U.S. Treasury Bill, 2.40%, 05/02/19(b)	2,260,000	2,255,439
U.S. Treasury Bill, 2.41%, 05/02/19	700,000	698,587
U.S. Treasury Bill, 2.41%, 05/09/19(b)	3,790,000	3,780,559
U.S. Treasury Bill, 2.41%, 05/16/19(b)	4,000,000	3,988,212
U.S. Treasury Bill, 2.38%, 05/23/19	1,700,000	1,694,254
U.S. Treasury Bill, 2.39%, 05/23/19	200,000	199,324
U.S. Treasury Bill, 2.40%, 05/23/19	2,050,000	2,043,071
U.S. Treasury Bill, 2.41%, 05/30/19(b)	500,000	498,076
U.S. Treasury Bill, 2.42%, 05/30/19	1,340,000	1,334,845
U.S. Treasury Bill, 2.43%, 05/30/19	2,075,000	2,067,017
U.S. Treasury Bill, 2.43%, 06/06/19(b)	3,725,000	3,708,917
U.S. Treasury Bill, 2.44%, 06/06/19	350,000	348,489
U.S. Treasury Bill, 2.43%, 06/13/19(b)	1,250,000	1,244,021
U.S. Treasury Bill, 2.44%, 06/13/19(b)	3,100,000	3,085,173
U.S. Treasury Bill, 2.44%, 06/20/19(b)	4,450,000	4,426,672
U.S. Treasury Bill, 2.43%, 06/27/19(b)	3,700,000	3,679,053
U.S. Treasury Bill, 2.44%, 06/27/19(b)	400,000	397,735
U.S. Treasury Bill, 2.42%, 07/05/19	1,000,000	993,763
U.S. Treasury Bill, 2.44%, 07/05/19	700,000	695,634
U.S. Treasury Bill, 2.45%, 07/05/19(b)	2,500,000	2,484,409
U.S. Treasury Bill, 2.42%, 07/11/19(b)	2,270,000	2,254,945
Total United States Treasury Obligations
(Cost $59,268,908)		59,271,344
Total Investments – 99.5%
(Cost $59,268,908)		59,271,344
Other Assets in Excess of Liabilities – 0.5%		309,467
Net Assets – 100.0%		$59,580,811

(a)	Represents zero coupon bonds. Rates shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

March 31, 2019 (Unaudited)

At March 31, 2019, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
Brent Crude(a)	73	5/31/2019	Long	$4,906,330	$61,140	$–
Coffee ‘C’(a)	37	5/20/2019	Long	1,311,187	–	(131,644)
Copper(a)	63	5/29/2019	Long	4,624,200	199,025	–
Corn(a)	175	5/14/2019	Long	3,119,375	–	(234,300)
Cotton No. 2(a)	22	5/08/2019	Long	853,710	56,765	–
Crude Oil(a)	89	4/22/2019	Long	5,352,460	544,960	–
Gasoline RBOB(a)	23	4/30/2019	Long	1,818,495	230,307	–
Gold 100 OZ(a)	54	6/26/2019	Long	7,011,900	–	(25,870)
KC Hard Red Winter Wheat(a)	29	5/14/2019	Long	623,500	–	(93,112)
Lean Hogs(a)	42	6/14/2019	Long	1,487,640	162,210	–
Live Cattle(a)	47	6/28/2019	Long	2,237,200	–	(16,750)
LME Nickel(a)	23	5/13/2019	Long	1,787,238	43,569	–
LME Primary Aluminum(a)	53	5/13/2019	Long	2,519,156	35,038	–
LME Zinc(a)	29	5/13/2019	Long	2,141,469	210,381	–
Low Sulphur Gas Oil(a)	28	5/10/2019	Long	1,700,300	74,350	–
Natural Gas(a)	165	4/26/2019	Long	4,392,300	–	(19,270)
NY Harbour ULSD(a)	16	4/30/2019	Long	1,324,781	42,861	–
Silver(a)	28	5/29/2019	Long	2,115,400	–	(91,005)
Soybean(a)	74	5/14/2019	Long	3,271,725	–	(156,262)
Soybean Meal(a)	61	5/14/2019	Long	1,869,650	–	(26,430)
Soybean Oil(a)	103	5/14/2019	Long	1,752,648	–	(146,388)
Sugar #11(a)	125	4/30/2019	Long	1,754,200	–	(10,640)
Wheat (CBD)(a)	69	5/14/2019	Long	1,579,238	–	(204,688)
Total Futures Contracts				$59,554,102	$1,660,606	$(1,156,359)
Net Unrealized Appreciation (Depreciation)					$504,247

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

March 31, 2019 (Unaudited)

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$59,271,344	$–	$–	$59,271,344
Other Investments
Futures	1,660,606	–	–	1,660,606
Total	$60,931,950	$–	$–	$60,931,950
Liability Valuation Inputs
Other Investments
Futures	$1,156,359	$–	$–	$1,156,359
Total	$1,156,359	$–	$–	$1,156,359

As of March 31, 2019, there were no Level 3 investments held in the Fund.

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary. At March 31, 2019, the net assets of GraniteShares BCOM Cayman Limited was $9,594,569, representing 16.1% of the Fund’s net assets.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

March 31, 2019 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 99.1%(a)
U.S. Treasury Bill, 2.41%, 04/04/19	$200,000	$199,961
U.S. Treasury Bill, 2.38%, 04/11/19	40,000	39,974
U.S. Treasury Bill, 2.43%, 04/11/19(b)	150,000	149,901
U.S. Treasury Bill, 2.42%, 04/18/19(b)	275,000	274,693
U.S. Treasury Bill, 2.41%, 04/25/19	500,000	499,222
U.S. Treasury Bill, 2.39%, 05/02/19	300,000	299,394
U.S. Treasury Bill, 2.41%, 05/02/19	100,000	99,798
U.S. Treasury Bill, 2.41%, 05/09/19	400,000	399,004
U.S. Treasury Bill, 2.41%, 05/16/19	390,000	388,851
U.S. Treasury Bill, 2.38%, 05/23/19	250,000	249,155
U.S. Treasury Bill, 2.39%, 05/23/19	105,000	104,645
U.S. Treasury Bill, 2.40%, 05/23/19	100,000	99,662
U.S. Treasury Bill, 2.41%, 05/30/19(b)	100,000	99,615
U.S. Treasury Bill, 2.42%, 05/30/19	130,000	129,500
U.S. Treasury Bill, 2.43%, 05/30/19	315,000	313,788
U.S. Treasury Bill, 2.43%, 06/06/19(b)	350,000	348,489
U.S. Treasury Bill, 2.44%, 06/06/19	100,000	99,568
U.S. Treasury Bill, 2.43%, 06/13/19	100,000	99,522
U.S. Treasury Bill, 2.44%, 06/13/19(b)	160,000	159,235
U.S. Treasury Bill, 2.44%, 06/20/19(b)	305,000	303,401
U.S. Treasury Bill, 2.43%, 06/27/19(b)	300,000	298,302
U.S. Treasury Bill, 2.44%, 06/27/19(b)	100,000	99,434
U.S. Treasury Bill, 2.45%, 07/05/19(b)	500,000	496,882
U.S. Treasury Bill, 2.42%, 07/11/19	300,000	298,010
Total United States Treasury Obligations
(Cost $5,549,755)		5,550,006
Total Investments – 99.1%
(Cost $5,549,755)		5,550,006
Other Assets in Excess of Liabilities – 0.9%		48,374
Net Assets – 100.0%		$5,598,380

(a) Represents zero coupon bonds. Rates shown reflects the effective yield.

(b) A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund.

At March 31, 2019, open future contract purchased was as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value/Unrealized Appreciation	Value/Unrealized Depreciation
S&P-Goldman Sachs Commodity Index(a)	52	4/15/2019	Long	$5,639,400	$118,763	$–

(a) A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF (continued)

March 31, 2019 (Unaudited)

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$5,550,006	$–	$–	$5,550,006
Other Investments
Futures	118,763	–	–	118,763
Total	$5,668,769	$–	$–	$5,668,769

As of March 31, 2019, there were no Level 3 investments held in the Fund.

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF invests in certain commodity-related investments through GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary. At March 31, 2019, the net assets of GraniteShares GSCI Cayman Limited was $1,046,668, representing 18.7% of the Fund’s net assets.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 86.0%
Capital Markets – 16.5%
AllianceBernstein Holding LP(a)	1,010	$29,179
Apollo Global Management LLC, Class A(a)	4,234	119,610
Apollo Investment Corp.	721	10,916
Ares Capital Corp.	4,319	74,028
Ares Management Corp., Class A	1,579	36,649
Artisan Partners Asset Management, Inc., Class A	743	18,701
Barings BDC, Inc.	520	5,101
BlackRock Capital Investment Corp.	701	4,199
BlackRock TCP Capital Corp.	598	8,480
Blackstone Group LP (The)(a)	12,390	433,278
BrightSphere Investment Group PLC	692	9,383
Carlyle Group LP (The)(a)	3,588	65,589
Cohen & Steers, Inc.	218	9,215
Diamond Hill Investment Group, Inc.	33	4,620
Eaton Vance Corp.	1,181	47,606
Ellington Financial, Inc.	285	5,101
Federated Investors, Inc., Class B	963	28,225
Franklin Resources, Inc.	3,058	101,342
FS KKR Capital Corp.	2,366	14,314
Goldman Sachs BDC, Inc.	406	8,339
Golub Capital BDC, Inc.	610	10,907
Hercules Capital, Inc.	971	12,293
Invesco Ltd.	4,247	82,010
Janus Henderson Group PLC (United Kingdom)	1,703	42,541
Legg Mason, Inc.	872	23,867
Main Street Capital Corp.	580	21,576
New Mountain Finance Corp.	702	9,526
Oaktree Capital Group LLC(a)	1,597	79,291
Oaktree Specialty Lending Corp.	1,196	6,195
Och-Ziff Capital Management Group LLC, Class A(a)	429	7,040
PennantPark Floating Rate Capital Ltd.	391	5,009
PennantPark Investment Corp.	698	4,823
Prospect Capital Corp.	3,140	20,473
Solar Capital Ltd.	421	8,774
TCG BDC, Inc.	610	8,833
TPG Specialty Lending, Inc.	498	9,960
Waddell & Reed Financial, Inc., Class A	796	13,763
Total Capital Markets		1,400,756
Energy Equipment & Services – 6.9%
Archrock, Inc.	1,124	10,993
Helmerich & Payne, Inc.	956	53,115
Schlumberger Ltd.	12,012	523,363

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services (continued)
USA Compression Partners LP(a)	297	$4,636
Total Energy Equipment & Services		592,107
Equity Real Estate Investment Trust (REIT) – 36.7%(b)
Alexander & Baldwin, Inc.	680	17,299
Alexander’s, Inc.	39	14,671
American Campus Communities, Inc.	1,392	66,231
Apple Hospitality REIT, Inc.	2,152	35,078
Armada Hoffler Properties, Inc.	506	7,889
Brandywine Realty Trust	1,818	28,833
Brixmor Property Group, Inc.	3,032	55,698
CatchMark Timber Trust, Inc., Class A	495	4,861
Chesapeake Lodging Trust	616	17,131
Colony Capital, Inc.	4,997	26,584
CoreCivic, Inc.	1,214	23,612
CorEnergy Infrastructure Trust, Inc.	122	4,483
CoreSite Realty Corp.	491	52,547
Corporate Office Properties Trust	1,098	29,975
DiamondRock Hospitality Co.	2,099	22,732
EPR Properties	763	58,675
Equity Commonwealth	1,226	40,078
Four Corners Property Trust, Inc.	690	20,424
Front Yard Residential Corp.	508	4,709
Gaming and Leisure Properties, Inc.	2,027	78,181
GEO Group, Inc. (The)	1,258	24,154
Gladstone Commercial Corp.	291	6,044
Global Net Lease, Inc.	784	14,818
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	640	16,410
Highwoods Properties, Inc.	1,043	48,792
Hospitality Properties Trust	1,682	44,253
Host Hotels & Resorts, Inc.	7,416	140,162
Independence Realty Trust, Inc.	911	9,830
InfraREIT, Inc.	399	8,367
Investors Real Estate Trust	122	7,309
Iron Mountain, Inc.	2,889	102,444
Jernigan Capital, Inc.	189	3,977
Kimco Realty Corp.	4,290	79,365
Kite Realty Group Trust	854	13,655
Lexington Realty Trust	2,114	19,153
Life Storage, Inc.	478	46,495
Macerich Co. (The)	1,061	45,994
MGM Growth Properties LLC, Class A	3,361	108,392
Monmouth Real Estate Investment Corp., Class A	946	12,468
National Storage Affiliates Trust	906	25,830

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trust (REIT) (continued)
One Liberty Properties, Inc.	149	$4,321
Outfront Media, Inc.	1,412	33,041
Park Hotels & Resorts, Inc.	2,023	62,875
Pebblebrook Hotel Trust	1,732	53,796
Piedmont Office Realty Trust, Inc., Class A	1,301	27,126
PotlatchDeltic Corp.	649	24,526
Preferred Apartment Communities, Inc., Class A	419	6,210
QTS Realty Trust, Inc., Class A	520	23,395
Retail Opportunity Investments Corp.	1,163	20,166
Retail Properties of America, Inc., Class A	2,210	26,940
RLJ Lodging Trust	1,779	31,257
Ryman Hospitality Properties, Inc.	522	42,929
Simon Property Group, Inc.	3,178	579,063
SITE Centers Corp.	1,481	20,171
Spirit Realty Capital, Inc.	854	33,929
STAG Industrial, Inc.	1,152	34,157
STORE Capital Corp.	1,917	64,220
Summit Hotel Properties, Inc.	1,053	12,015
Sunstone Hotel Investors, Inc.	2,263	32,587
Tanger Factory Outlet Centers, Inc.	953	19,994
Taubman Centers, Inc.	624	32,997
UMH Properties, Inc.	352	4,956
Uniti Group, Inc.	1,882	21,060
Urban Edge Properties	1,181	22,439
VEREIT, Inc.	9,778	81,842
Washington Real Estate Investment Trust	811	23,016
Weingarten Realty Investors	1,207	35,450
Weyerhaeuser Co.	7,717	203,266
WP Carey, Inc.	1,614	126,425
Xenia Hotels & Resorts, Inc.	1,140	24,977
Total Equity Real Estate Investment (REIT)		3,116,749
Mortgage Real Estate Investment Trust (REIT) – 8.1%
AGNC Investment Corp.	5,306	95,508
Annaly Capital Management, Inc.	13,991	139,770
Apollo Commercial Real Estate Finance, Inc.	1,122	20,420
Arbor Realty Trust, Inc.	914	11,855
ARMOUR Residential REIT, Inc.	556	10,859
Blackstone Mortgage Trust, Inc., Class A	1,233	42,612
Capstead Mortgage Corp.	863	7,413
Chimera Investment Corp.	1,903	35,662
Colony Credit Real Estate, Inc.	1,281	20,060
Granite Point Mortgage Trust, Inc.	501	9,304
Invesco Mortgage Capital, Inc.	1,250	19,750
KKR Real Estate Finance Trust, Inc.	287	5,746

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)
Mortgage Real Estate Investment Trust Trust (REIT) (continued)
Ladder Capital Corp.	1,004	$17,088
MFA Financial, Inc.	4,570	33,224
New Residential Investment Corp.	4,124	69,737
New York Mortgage Trust, Inc.	1,698	10,341
PennyMac Mortgage Investment Trust	669	13,855
Redwood Trust, Inc.	934	15,084
Starwood Property Trust, Inc.	2,810	62,803
TPG RE Finance Trust, Inc.	551	10,800
Two Harbors Investment Corp.	2,698	36,504
Total Mortgage Real Estate Investment Trust (REIT)		688,395
Oil, Gas & Consumable Fuels – 17.8%
Alliance Resource Partners LP(a)	922	18,772
Andeavor Logistics LP(a)	749	26,410
Black Stone Minerals LP(a)	1,427	25,172
Buckeye Partners LP(a)	1,318	44,838
CNX Midstream Partners LP(a)	229	3,483
Crestwood Equity Partners LP(a)	418	14,710
CVR Energy, Inc.	253	10,424
DCP Midstream LP(a)	772	25,515
Enable Midstream Partners LP(a)	370	5,298
Energy Transfer LP(a)	20,882	320,956
EnLink Midstream LLC	2,271	29,023
Enterprise Products Partners LP(a)	12,858	374,168
EQM Midstream Partners LP(a)	578	26,686
Genesis Energy LP(a)	937	21,832
Holly Energy Partners LP(a)	390	10,526
Magellan Midstream Partners LP(a)	1,997	121,078
MPLX LP(a)	2,436	80,120
NGL Energy Partners LP(a)	1,032	14,479
Noble Midstream Partners LP(a)	316	11,379
NuStar Energy LP(a)	782	21,028
SemGroup Corp., Class A	568	8,372
Shell Midstream Partners LP(a)	1,069	21,861
Ship Finance International Ltd. (Norway)	794	9,798
Sunoco LP(a)	498	15,518
Tallgrass Energy LP, Class A	2,243	56,389
Targa Resources Corp.	1,988	82,601
TC PipeLines LP(a)	463	17,298
Viper Energy Partners LP(a)	1,131	37,504
Western Midstream Partners LP(a)	1,732	54,316
Total Oil, Gas & Consumable Fuels		1,509,554
Total Common Stocks
(Cost $6,953,912)		7,307,561

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES – 13.2%
Aberdeen Global Premier Properties Fund	870	$5,229
Aberdeen Total Dynamic Dividend Fund	1,074	8,860
Advent Claymore Convertible Securities and Income Fund	353	5,210
AllianceBernstein Global High Income Fund, Inc.	873	10,118
AllianceBernstein National Municipal Income Fund, Inc.	289	3,743
AllianzGI Convertible & Income Fund	911	5,903
BlackRock California Municipal Income Trust	322	4,131
BlackRock Core Bond Trust	543	7,303
BlackRock Corporate High Yield Fund, Inc.	1,231	12,630
BlackRock Credit Allocation Income Trust	1,053	13,068
BlackRock Debt Strategies Fund, Inc.	530	5,682
BlackRock Enhanced Global Dividend Trust	690	7,383
BlackRock Floating Rate Income Strategies Fund, Inc.	375	4,687
BlackRock Income Trust, Inc.	646	3,844
BlackRock Limited Duration Income Trust	368	5,410
BlackRock Multi-Sector Income Trust	378	6,271
BlackRock Muni Intermediate Duration Fund, Inc.	383	5,274
BlackRock MuniAssets Fund, Inc.	363	5,391
BlackRock Municipal 2030 Target Term Trust	710	15,790
BlackRock Municipal Income Quality Trust	265	3,554
BlackRock Municipal Income Trust	453	6,106
BlackRock MuniHoldings California Quality Fund, Inc.	413	5,472
BlackRock MuniHoldings Investment Quality Fund	381	4,919
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	302	4,131
BlackRock MuniHoldings New York Quality Fund, Inc.	312	4,031
BlackRock MuniVest Fund, Inc.	654	5,893
BlackRock MuniYield California Quality Fund, Inc.	348	4,688
BlackRock MuniYield Fund, Inc.	475	6,621
BlackRock MuniYield Michigan Quality Fund, Inc.	299	3,995
BlackRock MuniYield New York Quality Fund, Inc.	399	4,912
BlackRock MuniYield Quality Fund III, Inc.	689	8,909
BlackRock MuniYield Quality Fund, Inc.	309	4,354
BlackRock Resources & Commodities Strategy Trust	963	7,868
BlackRock Taxable Municipal Bond Trust	572	12,830
Blackstone / GSO Strategic Credit Fund	451	6,427

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Brookfield Real Assets Income Fund, Inc.	373	$8,064
ClearBridge MLP & Midstream Fund, Inc.	720	9,115
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	293	6,935
Cohen & Steers REIT and Preferred and Income Fund, Inc.	481	9,909
DoubleLine Income Solutions Fund	1,010	20,129
Dreyfus Strategic Municipal Bond Fund, Inc.	495	3,826
Dreyfus Strategic Municipals, Inc.	626	4,939
DWS Municipal Income Trust	399	4,397
Eaton Vance Floating-Rate Income Trust	408	5,382
Eaton Vance Limited Duration Income Fund	1,158	14,649
Eaton Vance Municipal Bond Fund	682	8,457
Eaton Vance Senior Floating-Rate Trust	373	4,856
Eaton Vance Tax-Advantaged Dividend Income Fund	746	16,628
Eaton Vance Tax-Advantaged Global Dividend Income Fund	786	12,214
First Trust High Income Long/Short Fund	352	5,143
First Trust Intermediate Duration Preferred & Income Fund	612	13,348
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	192	4,562
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	448	8,472
Gabelli Dividend & Income Trust (The)	833	17,726
Gabelli Equity Trust, Inc.	2,578	15,855
Gabelli Utility Trust	543	3,774
Guggenheim Strategic Opportunities Fund	322	6,327
Highland Floating Rate Opportunities Fund	736	10,223
India Fund, Inc. (The)	272	5,815
Invesco Advantage Municipal Income Trust II	446	4,803
Invesco California Value Municipal Income Trust	482	5,856
Invesco Dynamic Credit Opportunities Fund	746	8,094
Invesco Municipal Opportunity Trust	679	8,100
Invesco Municipal Trust	561	6,760
Invesco Quality Municipal Income Trust	534	6,467
Invesco Trust for Investment Grade Municipals	548	6,790
Invesco Value Municipal Income Trust	472	6,806
John Hancock Financial Opportunities Fund	190	6,061
John Hancock Preferred Income Fund	268	6,076
John Hancock Preferred Income Fund II	218	4,768
John Hancock Preferred Income Fund III	323	6,050
John Hancock Premium Dividend Fund	491	8,170
John Hancock Tax-Advantaged Dividend Income Fund	376	9,325

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
Kayne Anderson MLP/Midstream Investment Co.	1,002	$16,062
Liberty All-Star Equity Fund	2,015	12,312
MainStay MacKay DefinedTerm Municipal Opportunities Fund	278	5,649
MFS Charter Income Trust	544	4,298
MFS Multimarket Income Trust	781	4,436
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	681	4,508
NexPoint Strategic Opportunities Fund	326	7,097
Nuveen AMT-Free Municipal Credit Income Fund	2,024	30,583
Nuveen AMT-Free Quality Municipal Income Fund	2,644	35,324
Nuveen California AMT-Free Quality Municipal Income Fund	482	6,709
Nuveen California Quality Municipal Income Fund	1,463	20,160
Nuveen Credit Strategies Income Fund	1,366	10,559
Nuveen Enhanced Municipal Value Fund	252	3,478
Nuveen Floating Rate Income Fund	581	5,595
Nuveen Floating Rate Income Opportunity Fund	410	3,932
Nuveen High Income November 2021 Target Term Fund	568	5,555
Nuveen Intermediate Duration Municipal Term Fund	480	6,312
Nuveen Mortgage Opportunity Term Fund	162	3,763
Nuveen Municipal Credit Income Fund	1,418	21,369
Nuveen Municipal High Income Opportunity Fund	648	8,774
Nuveen Municipal Value Fund, Inc.	2,044	20,440
Nuveen New Jersey Quality Municipal Income Fund	423	5,859
Nuveen New York AMT-Free Quality Municipal Income Fund	886	11,270
Nuveen New York Quality Municipal Income Fund	313	4,191
Nuveen Pennsylvania Quality Municipal Income Fund	380	5,020
Nuveen Preferred & Income Opportunities Fund	1,042	9,930
Nuveen Preferred & Income Securities Fund	2,029	18,261
Nuveen Preferred & Income Term Fund	228	5,125
Nuveen Quality Municipal Income Fund	2,009	27,262
Nuveen Real Asset Income and Growth Fund	281	4,507
Nuveen Taxable Municipal Income Fund	262	5,376

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

Investments	Shares	Value
INVESTMENT COMPANIES (continued)
PGIM Global High Yield Fund, Inc.	416	$5,799
PGIM High Yield Bond Fund, Inc.	338	4,793
PIMCO Corporate & Income Opportunity Fund	816	14,272
PIMCO Corporate & Income Strategy Fund	396	6,815
PIMCO Dynamic Credit and Mortgage Income Fund	1,346	31,537
PIMCO Dynamic Income Fund	558	17,895
PIMCO High Income Fund	1,320	11,906
PIMCO Income Opportunity Fund	157	4,181
PIMCO Income Strategy Fund II	609	6,267
PIMCO Municipal Income Fund II	629	8,944
PIMCO Municipal Income Fund III	332	4,170
PIMCO Strategic Income Fund, Inc.	439	4,627
Putnam Managed Municipal Income Trust	569	4,256
Putnam Municipal Opportunities Trust	403	4,941
Reaves Utility Income Fund	504	16,975
Templeton Emerging Markets Income Fund	483	4,946
Templeton Global Income Fund	1,344	8,467
Tortoise Energy Infrastructure Corp.	499	11,726
Tortoise Midstream Energy Fund, Inc.	480	6,730
Tri-Continental Corp.	538	14,149
Voya Global Equity Dividend and Premium Opportunity Fund	983	6,390
Wells Fargo Income Opportunities Fund	681	5,366
Wells Fargo Multi-Sector Income Fund	315	3,812
Western Asset Emerging Markets Debt Fund, Inc.	610	8,320
Western Asset Global High Income Fund, Inc.	453	4,254
Western Asset High Income Fund II, Inc.	871	5,644
Western Asset Inflation-Linked Opportunities & Income Fund	621	6,663
Western Asset Managed Municipals Fund, Inc.	436	5,742
Total Investment Companies
(Cost $1,081,387)		1,118,811
MONEY MARKET FUND – 0.2%
BlackRock Treasury Trust, Institutional Class, 2.29%(c) (Cost $20,299)	20,299	20,299
Total Investments – 99.4%
(Cost $8,055,598)		8,446,671
Other Assets in Excess of Liabilities – 0.6%		47,954
Net Assets – 100.0%		$8,494,625

GraniteShares ETF Trust

Schedule of Investments

GraniteShares HIPS US High Income ETF (continued)

March 31, 2019 (Unaudited)

(a)	Master Limited Partnership (“MLP”)
(b)	To the extent the Fund invests more heavily in particular sectors of the economy its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown reflects the 7-day yield as of March 31, 2019.

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
Common Stocks	$7,307,561	$–	$–	$7,307,561
Investment Companies	1,118,811	–	–	1,118,811
Money Market Fund	20,299	–	–	20,299
Total	$8,446,671	$–	$–	$8,446,671

As of March 31, 2019, there were no Level 3 investments held in the Fund.

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	May 22, 2019

* Print the name and title of each signing officer under his or her signature.